Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income taxes receivable (payable)
December 31,	2012	2011
(Dollars in thousands)
Federal income taxes receivable (payable)	$(5,455)	$77,238
State income taxes receivable	9,625	8,398

Income tax expense (benefit)
Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Current
Federal	$9,705	$(94,627)	$24,329
State	5,092	5,583	(5,532)
Deferred
Federal	61,113	214,722	67,466
State	(2,328)	(12,175)	8,925
	$73,582	$113,503	$95,188

Income tax reconciliation
Year Ended December 31,	2012		2011		2010
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$68.7	35.0%	$127.3	35.0%	$100.0	35.0%
State income taxes, net of federal benefit (1)	8.4	4.2	(20.9)	(5.7)	2.7	1.0
Effect of noncontrolling interests	-	-	(3.0)	(0.8)	(4.0)	(1.4)
Correction of deferred taxes (2)	(6.1)	(3.1)	6.0	1.6	-	-
Other differences, net	2.6	1.4	4.1	1.1	(3.5)	(1.3)
Total income tax expense and rate	$73.6	37.5%	$113.5	31.2%	$95.2	33.3%

(1)	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2012, 2011 and 2010.

(2)	TDS recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis adjustments and law changes that related to periods prior to 2012 and 2011, respectively.

Temporary income tax differences
December 31,	2012	2011
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss (“NOL”) carryforwards	$121,111	$103,709
Stock-based compensation	53,330	46,410
Compensation and benefits - other	32,484	17,314
Deferred rent	16,862	13,897
Other	32,654	20,246
	256,441	201,576
Less valuation allowance	(69,108)	(48,714)
Total noncurrent deferred tax assets	187,333	152,862
Noncurrent deferred tax liabilities
Property, plant and equipment	666,201	608,669
Licenses/intangibles	250,860	224,817
Partnership investments	127,331	123,898
Other	5,521	4,191
Total noncurrent deferred tax liabilities	1,049,913	961,575
Net noncurrent deferred income tax liability	$862,580	$808,713

Deferred tax valuation allowance
A summary of TDS' deferred tax asset valuation allowance is as follows:

	2012	2011	2010
(Dollars in thousands)
Balance at January 1,	$49,686	$71,014	$63,870
Charged to income tax expense	5,268	(28,511)	(293)
Charged to other accounts	15,548	7,183	7,437
Balance at December 31,	$70,502	$49,686	$71,014

As of December 31, 2012, the valuation allowance reduced current deferred tax assets by $1.4 million and noncurrent deferred tax assets by $69.1 million.

Income tax unrecognized benefits summary
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$28,841	$34,002	$45,034
Additions for tax positions of current year	7,027	4,369	5,271
Additions for tax positions of prior years	1,673	171	179
Reductions for tax positions of prior years	(7)	(1,973)	(3,517)
Reductions for settlements of tax positions	(21)	(976)	(12,549)
Reductions for lapses in statutes of limitations	(9,093)	(6,752)	(416)
Unrecognized tax benefits balance at December 31,	$28,420	$28,841	$34,002